Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Multi-Manager Value Strategies Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Multi-Manager Value Strategies Fund
Class Name	Institutional Class
Trading Symbol	CZMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager Value Strategies Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the financials, information technology and materials sectors boosted the Fund’s results most during the annual period.
Allocations
| Underweights to the real estate and consumer staples sectors and an overweight to the industrials sectors positively impacted relative performance.
Individual holdings
| Positions in Parker-Hannifin, an electronics equipment manufacturer; American International Group and Allstate, diversified insurance providers; KKR & Co., an investment firm; and Caterpillar, a manufacturer of construction and mining equipment, were among the top contributors to Fund performance.
Allocations
| Holding cash, an overweight to the consumer discretionary sector and an underweight to the financials sector detracted from performance.
Individual holdings
| Positions in Humana, a managed health care provider; PepsiCo, a beverage, food and snack company; and CarMax, a used car retailer were among the top detractors. Relative underweights to GE Aerospace, an aircraft company; and Micron Technology, a memory and storage solutions company, also detracted during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	23.45	11.61	9.25
Russell 1000 Value Index	21.71	10.74	8.61
Russell 1000 Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,294,390,205
Holdings Count | Holdings	421
Advisory Fees Paid, Amount	$ 27,850,697
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 5,294,390,205
Total number of portfolio holdings	421
Management services fees (represents 0.60% of Fund average net assets)	$ 27,850,697
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Cha se & Co.	3.0%
Exxon Mobil Corp.	2.3%
Chevron Corp.	2.2%
ConocoPhillips Co.	2.0%
Bank of America Corp.	1.9%
American International Group, Inc.	1.7%
Abbott Laboratories	1.7%
Wells Fargo & Co.	1.6%
Parker-Hannifin Corp.	1.4%
Texas Instruments, Inc.	1.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Cha se & Co.	3.0%
Exxon Mobil Corp.	2.3%
Chevron Corp.	2.2%
ConocoPhillips Co.	2.0%
Bank of America Corp.	1.9%
American International Group, Inc.	1.7%
Abbott Laboratories	1.7%
Wells Fargo & Co.	1.6%
Parker-Hannifin Corp.	1.4%
Texas Instruments, Inc.	1.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds